UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Courtney R. Taylor
Intermediate Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

November 30, 2011
unaudited

Bonds & notes — 96.03%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 39.21%
U.S. Treasury 0.625% 2012	$27,500	$27,587
U.S. Treasury 4.25% 2012	78,500	81,188
U.S. Treasury 4.50% 2012	125,000	126,850
U.S. Treasury 4.625% 2012	20,000	20,604
U.S. Treasury 4.75% 2012	30,000	30,700
U.S. Treasury 4.875% 2012	95,000	95,955
U.S. Treasury 0.625% 2013	50,900	51,184
U.S. Treasury 0.75% 2013	62,200	62,757
U.S. Treasury 1.375% 2013	100	101
U.S. Treasury 1.875% 20131	34,250	44,304
U.S. Treasury 2.75% 2013	25,000	25,803
U.S. Treasury 3.125% 2013	209,000	219,492
U.S. Treasury 3.375% 2013	31,750	33,414
U.S. Treasury 3.625% 2013	52,750	55,368
U.S. Treasury 4.25% 2013	215,680	230,415
U.S. Treasury 1.75% 2014	100	103
U.S. Treasury 1.875% 2014	35,000	36,230
U.S. Treasury 2.25% 2014	166,000	173,877
U.S. Treasury 2.00% 20141	10,650	13,940
U.S. Treasury 2.625% 2014	233,650	247,655
U.S. Treasury 4.00% 2014	149,500	161,666
U.S. Treasury 1.25% 2015	15,100	15,457
U.S. Treasury 1.75% 2015	100,000	104,214
U.S. Treasury 1.625% 20151	975	1,258
U.S. Treasury 2.25% 2015	58,000	61,286
U.S. Treasury 4.125% 2015	50,000	56,199
U.S. Treasury 4.25% 2015	50,000	56,724
U.S. Treasury 0.125% 20161	26,000	27,959
U.S. Treasury 1.00% 2016	33,000	33,126
U.S. Treasury 1.50% 2016	12,900	13,265
U.S. Treasury 1.50% 2016	100	103
U.S. Treasury 1.75% 2016	26,000	27,071
U.S. Treasury 2.00% 2016	145,000	152,641
U.S. Treasury 2.00% 2016	79,250	83,410
U.S. Treasury 2.125% 2016	117,900	124,725
U.S. Treasury 2.375% 2016	50,000	53,411
U.S. Treasury 2.625% 2016	113,200	122,090
U.S. Treasury 4.50% 2016	47,700	55,122
U.S. Treasury 5.125% 2016	96,500	114,821
U.S. Treasury 7.50% 2016	40,000	52,760
U.S. Treasury 2.375% 2017	100	107
U.S. Treasury 4.25% 2017	50,000	58,764
U.S. Treasury 4.50% 2017	20,000	23,615
U.S. Treasury 4.625% 2017	115,000	136,070
U.S. Treasury 8.75% 2017	25,000	35,225
U.S. Treasury 3.50% 2018	29,500	33,365
U.S. Treasury 4.00% 2018	10,000	11,654
U.S. Treasury 2.625% 2020	52,000	55,004
U.S. Treasury 3.50% 2020	55,000	62,336
U.S. Treasury 8.75% 2020	15,000	23,289
U.S. Treasury 0.625% 20211	25,000	26,710
U.S. Treasury 2.125% 2021	105,000	105,614
U.S. Treasury 3.625% 2021	5,000	5,706
U.S. Treasury 8.00% 2021	20,000	30,865
U.S. Treasury 6.25% 2023	25,000	35,205
U.S. Treasury 7.125% 2023	15,000	22,341
U.S. Treasury 7.625% 2025	20,000	31,779
U.S. Treasury 3.50% 2039	20,000	21,794
U.S. Treasury 4.375% 2041	10,600	13,375
		3,627,653

CORPORATE BONDS & NOTES — 25.03%
Financials — 8.28%
Countrywide Financial Corp., Series B, 5.80% 2012	7,750	7,705
Bank of America Corp. 4.50% 2015	5,000	4,650
Bank of America Corp., Series L, 3.625% 2016	10,985	9,673
Bank of America Corp. 3.75% 2016	8,620	7,505
Bank of America Corp. 5.75% 2017	5,070	4,627
Bank of America Corp. 5.625% 2020	12,000	10,599
Citigroup Inc. 4.587% 2015	16,640	16,680
Citigroup Inc. 6.01% 2015	4,750	4,923
Citigroup Inc. 3.953% 2016	7,150	7,017
Citigroup Inc. 6.125% 2018	2,525	2,632
Citigroup Inc. 8.50% 2019	9,475	10,973
JPMorgan Chase & Co. 4.75% 2013	6,000	6,279
JPMorgan Chase & Co. 3.40% 2015	6,000	6,100
JPMorgan Chase & Co. 3.15% 2016	7,500	7,392
JPMorgan Chase & Co. 4.35% 2021	13,500	13,191
JPMorgan Chase & Co. 4.625% 2021	3,500	3,492
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,141
Goldman Sachs Group, Inc. 3.625% 2016	23,000	21,663
Goldman Sachs Group, Inc. 5.25% 2021	10,060	9,301
Kimco Realty Corp. 6.00% 2012	1,250	1,291
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,336
Kimco Realty Corp., Series C, 4.82% 2014	795	827
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,354
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,279
Kimco Realty Corp. 5.70% 2017	5,500	5,925
Kimco Realty Corp. 6.875% 2019	2,000	2,260
Morgan Stanley, Series F, 2.875% 2014	7,250	6,826
Morgan Stanley 6.00% 2014	2,365	2,353
Morgan Stanley 4.10% 2015	4,000	3,698
Morgan Stanley, Series F, 6.00% 2015	3,635	3,538
Morgan Stanley 3.80% 2016	11,500	10,130
Morgan Stanley, Series F, 5.75% 2021	5,000	4,472
Simon Property Group, LP 6.75% 2014	5,655	6,238
Simon Property Group, LP 4.20% 2015	9,430	9,972
Simon Property Group, LP 6.10% 2016	7,000	7,861
Simon Property Group, LP 5.875% 2017	2,500	2,820
Simon Property Group, LP 10.35% 2019	750	1,018
MetLife Global Funding I 5.125% 20132	15,250	15,944
MetLife Global Funding I 2.50% 20152	12,000	11,956
Prologis, Inc. 7.625% 2014	10,750	11,845
Prologis, Inc. 5.625% 2016	6,260	6,628
Prologis, Inc. 6.625% 2018	3,000	3,264
Prologis, Inc. 6.875% 2020	5,000	5,538
Nordea Bank 2.125% 20142	8,000	7,935
Nordea Bank, Series 2, 3.70% 20142	18,000	18,443
Royal Bank of Scotland PLC 3.40% 2013	7,000	6,910
Royal Bank of Scotland PLC 3.95% 2015	7,000	6,605
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,090
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	4,731
Westfield Group 5.40% 20122	7,500	7,705
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	5,000	5,244
Westfield Group 7.50% 20142	750	838
Westfield Group 5.75% 20152	5,000	5,360
Westfield Group 5.70% 20162	1,250	1,337
Westfield Group 7.125% 20182	1,000	1,103
WEA Finance LLC 4.625% 20212	2,510	2,412
Société Générale 2.50% 20142	5,000	4,684
Société Générale 3.10% 20152	5,000	4,526
Société Générale 5.75% 20162	4,200	3,751
Société Générale 5.20% 20212	12,400	10,735
Monumental Global Funding 5.50% 20132	4,500	4,754
Monumental Global Funding III 0.603% 20142,3	9,140	8,721
Monumental Global Funding III 5.25% 20142	8,500	8,952
BNP Paribas 1.291% 20143	7,000	6,456
BNP Paribas 3.60% 2016	7,000	6,570
BNP Paribas 5.00% 2021	10,000	9,138
UBS AG 2.25% 2014	7,000	6,863
UBS AG 5.875% 2017	14,000	14,528
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,044
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,093
HSBC Finance Corp. 0.653% 20143	2,250	2,065
HSBC Bank PLC 2.00% 20142	8,000	7,947
HSBC Finance Corp. 0.756% 20163	4,400	3,753
HSBC Bank USA, NA 4.875% 2020	6,000	5,544
New York Life Global Funding 5.25% 20122	9,000	9,377
New York Life Global Funding 4.65% 20132	9,000	9,464
Jackson National Life Global 5.375% 20132	17,565	18,436
Australia & New Zealand Banking Group Ltd. 2.125% 20142	10,000	10,072
ANZ National (International) Ltd. 3.125% 20152	7,000	7,011
Westpac Banking Corp. 1.85% 2013	8,000	8,061
Westpac Banking Corp. 3.00% 2015	7,000	7,005
Scotland International Finance No. 2 BV 4.25% 20132	1,195	1,129
HBOS PLC 6.75% 20182	4,750	3,796
Lloyds TSB Bank PLC 6.375% 2021	8,750	8,672
Northern Trust Corp. 5.50% 2013	6,500	7,004
Northern Trust Corp. 4.625% 2014	2,825	3,043
Northern Trust Corp. 5.85% 20172	2,750	3,115
Barclays Bank PLC 5.45% 2012	4,000	4,097
Barclays Bank PLC 5.20% 2014	4,500	4,663
Barclays Bank PLC 6.05% 20172	4,140	3,695
Standard Chartered PLC 3.20% 20162	8,000	7,844
Standard Chartered Bank 6.40% 20172	4,020	4,113
Credit Suisse Group AG 2.20% 2014	8,000	7,883
Credit Suisse Group AG 5.50% 2014	3,000	3,168
Wells Fargo & Co. 3.676% 2016	10,500	10,997
TIAA Global Markets 4.95% 20132	10,000	10,601
ACE INA Holdings Inc. 2.60% 2015	10,090	10,208
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,017
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,637
Korea Development Bank 5.30% 2013	2,500	2,578
Korea Development Bank 8.00% 2014	5,350	5,917
Boston Properties LP 6.25% 2013	977	1,020
Boston Properties, Inc. 3.70% 2018	7,000	7,006
Capital One Financial Corp. 3.15% 2016	8,000	7,982
Crédit Agricole CIB 0.948% 20123	7,500	7,496
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20152	7,000	7,090
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,052
ERP Operating LP 6.625% 2012	2,000	2,030
ERP Operating LP 5.25% 2014	4,000	4,240
PRICOA Global Funding I 5.30% 20132	5,000	5,303
Principal Life Insurance Co. 5.30% 2013	4,000	4,217
Intesa Sanpaolo SpA 2.906% 20142,3	4,125	3,617
American Express Co. 6.15% 2017	2,900	3,273
US Bank NA 4.95% 2014	2,550	2,781
UniCredito Italiano SpA 6.00% 20172	3,300	2,372
Liberty Mutual Group Inc. 5.75% 20142	1,500	1,547
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,474
Santander Issuances, SA Unipersonal 6.50% 20192,3	800	728
		766,584

Energy — 2.73%
Shell International Finance BV 1.875% 2013	17,000	17,308
Shell International Finance BV 4.00% 2014	25,000	26,850
Shell International Finance BV 3.10% 2015	7,500	7,979
StatoilHydro ASA 2.90% 2014	3,110	3,266
StatoilHydro ASA 3.875% 2014	4,750	5,062
Statoil ASA 3.125% 2017	22,000	23,071
Statoil ASA 3.15% 2022	4,000	4,005
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,317
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,423
Kinder Morgan Energy Partners LP 3.50% 2016	7,000	7,262
Kinder Morgan Energy Partners, L.P. 5.80% 2021	1,295	1,448
Kinder Morgan Energy Partners LP 4.15% 2022	5,000	4,956
BP Capital Markets PLC 3.125% 2012	18,500	18,618
BP Capital Markets PLC 3.625% 20142	2,000	2,100
BP Capital Markets PLC 3.875% 2015	2,500	2,640
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,351
Enbridge Energy Partners, LP 4.20% 2021	16,300	16,620
Total Capital Canada Ltd. 1.625% 2014	5,000	5,097
Total Capital SA 3.00% 2015	7,000	7,372
Total Capital SA 2.30% 2016	8,000	8,197
BG Energy Capital PLC 2.50% 20152	7,000	7,110
BG Energy Capital PLC 2.875% 20162	13,270	13,502
Chevron Corp. 3.95% 2014	18,000	19,292
Husky Energy Inc. 5.90% 2014	6,000	6,544
Husky Energy Inc. 7.25% 2019	5,000	6,017
Enterprise Products Operating LLC 4.05% 2022	6,500	6,497
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,019
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,001
Enbridge Inc. 5.60% 2017	2,500	2,845
Cenovus Energy Inc. 4.50% 2014	2,009	2,165
		252,934

Consumer staples — 2.52%
Coca-Cola Co. 3.625% 2014	10,000	10,631
Coca-Cola Co. 1.50% 2015	10,000	10,099
Coca-Cola Co. 1.80% 20162	6,500	6,557
Coca-Cola Co. 3.15% 2020	6,285	6,481
PepsiCo, Inc. 0.875% 2013	5,000	5,006
PepsiCo, Inc. 3.10% 2015	6,000	6,355
PepsiCo, Inc. 2.50% 2016	16,000	16,529
Anheuser-Busch InBev NV 0.761% 20143	11,625	11,592
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,448
Anheuser-Busch InBev NV 4.125% 2015	7,500	8,084
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,101
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,189
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,411
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,437
Wal-Mart Stores, Inc. 5.80% 2018	740	896
Procter & Gamble Co. 3.50% 2015	7,500	8,066
Procter & Gamble Co. 1.45% 2016	8,410	8,413
Kroger Co. 7.50% 2014	6,030	6,765
Kroger Co. 3.90% 2015	5,250	5,631
Kroger Co. 6.40% 2017	2,500	2,953
Altria Group, Inc. 8.50% 2013	4,000	4,540
Altria Group, Inc. 4.75% 2021	7,000	7,322
Walgreen Co. 4.875% 2013	10,500	11,241
Costco Wholesale Corp. 5.30% 2012	10,700	10,841
Kraft Foods Inc. 2.625% 2013	9,830	10,037
Philip Morris International Inc. 2.90% 2021	8,850	8,622
British American Tobacco International Finance PLC 9.50% 20182	5,910	7,990
Unilever Capital Corp. 3.65% 2014	7,500	7,961
Tesco PLC 5.50% 20172	6,840	7,909
General Mills, Inc. 0.811% 20143	7,500	7,478
Kimberly-Clark Corp. 7.50% 2018	4,500	5,910
		233,495

Health care — 2.35%
Novartis Capital Corp. 1.90% 2013	5,000	5,101
Novartis Capital Corp. 4.125% 2014	17,500	18,743
Novartis Capital Corp. 2.90% 2015	10,000	10,502
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,802
Roche Holdings Inc. 5.00% 20142	18,734	20,381
Roche Holdings Inc. 6.00% 20192	5,000	6,033
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,251
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,907
Amgen Inc. 1.875% 2014	5,000	5,029
Amgen Inc. 2.50% 2016	15,850	15,638
Pfizer Inc 5.35% 2015	10,000	11,309
Pfizer Inc 6.20% 2019	5,000	6,110
UnitedHealth Group Inc. 1.875% 2016	8,650	8,543
UnitedHealth Group Inc. 6.00% 2017	4,750	5,555
Eli Lilly and Co. 3.55% 2012	12,750	12,848
Sanofi 0.673% 20143	10,000	9,989
Schering-Plough Corp. 6.00% 2017	7,945	9,724
WellPoint, Inc. 6.00% 2014	4,400	4,812
WellPoint, Inc. 5.25% 2016	3,000	3,340
AstraZeneca PLC 5.40% 2012	7,000	7,273
Boston Scientific Corp. 6.00% 2020	5,000	5,467
Johnson & Johnson 0.547% 20143	5,000	5,015
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,377
Express Scripts Inc. 5.25% 2012	3,160	3,230
Express Scripts Inc. 6.25% 2014	1,010	1,106
DENTSPLY International Inc. 2.75% 2016	3,930	3,947
Abbott Laboratories 2.70% 2015	2,435	2,552
		217,584

Industrials — 2.13%
General Electric Co. 5.00% 2013	2,000	2,089
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,415
General Electric Capital Corp. 2.95% 2016	3,255	3,262
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,296
General Electric Capital Corp., Series A, 5.625% 2018	2,500	2,734
General Electric Capital Corp., Series A, 6.00% 2019	7,000	7,773
General Electric Capital Corp. 4.375% 2020	6,850	6,790
General Electric Capital Corp. 4.65% 2021	11,400	11,458
Canadian National Railway Co. 4.95% 2014	17,850	19,389
Canadian National Railway Co. 5.85% 2017	7,000	8,386
Union Pacific Corp. 5.125% 2014	6,125	6,622
Union Pacific Corp. 5.70% 2018	5,900	6,951
Union Pacific Corp. 4.00% 2021	7,000	7,438
Union Pacific Corp. 4.163% 2022	2,694	2,871
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	15,163
Honeywell International Inc. 3.875% 2014	10,100	10,779
Northrop Grumman Corp. 3.70% 2014	9,500	10,049
United Technologies Corp. 4.50% 2020	8,215	9,085
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.677% 20153,4	9,487	8,925
Norfolk Southern Corp. 5.75% 2016	7,190	8,230
Danaher Corp. 2.30% 2016	6,000	6,186
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,348
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,044
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,165
BAE Systems Holdings Inc. 4.95% 20142	4,500	4,763
Volvo Treasury AB 5.95% 20152	4,300	4,573
Atlas Copco AB 5.60% 20172	4,000	4,522
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,500
CSX Corp. 5.75% 2013	1,635	1,727
		197,533

Utilities — 2.07%
Iberdrola Finance Ireland 3.80% 20142	20,000	19,983
Scottish Power PLC 5.375% 2015	4,000	4,263
Iberdrola Finance Ireland 5.00% 20192	5,000	4,842
Niagara Mohawk Power 3.553% 20142	11,170	11,747
National Grid PLC 6.30% 2016	10,990	12,616
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,016
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,873
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	540
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,441
PG&E Corp. 5.75% 2014	5,000	5,462
Progress Energy, Inc. 6.05% 2014	16,500	18,264
Enel Finance International SA 3.875% 20142	15,550	15,284
E.ON International Finance BV 5.80% 20182	13,000	14,963
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,603
PSEG Power LLC 2.75% 2016	5,310	5,312
Electricité de France SA 5.50% 20142	10,000	10,725
Teco Finance, Inc. 4.00% 2016	6,000	6,303
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	566
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,762
Duke Energy Indiana, Inc. 3.75% 2020	4,000	4,271
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,154
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,043
Public Service Co. of Colorado 5.80% 2018	2,250	2,679
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,693
		191,405

Telecommunication services — 1.84%
Verizon Communications Inc. 5.25% 2013	7,200	7,614
Verizon Communications Inc. 7.375% 2013	5,000	5,593
Verizon Communications Inc. 5.55% 2014	11,170	12,158
Verizon Communications Inc. 3.00% 2016	13,000	13,513
AT&T Inc. 4.95% 2013	8,250	8,616
AT&T Inc. 2.40% 2016	16,530	16,720
AT&T Inc. 2.95% 2016	8,000	8,273
France Télécom 4.375% 2014	11,995	12,720
France Télécom 2.125% 2015	13,150	12,954
Vodafone Group PLC 5.00% 2015	5,000	5,558
Vodafone Group PLC 5.375% 2015	12,000	13,312
Telecom Italia Capital SA 4.95% 2014	7,590	7,038
Telecom Italia Capital SA 6.175% 2014	11,635	11,163
Telefónica Emisiones, SAU 3.729% 2015	5,000	4,738
Telefónica Emisiones, SAU 4.949% 2015	5,000	4,937
Telefónica Emisiones, SAU 3.992% 2016	7,500	7,030
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,359
Deutsche Telekom International Finance BV 3.125% 20162	5,500	5,474
Singapore Telecommunications Ltd. 6.375% 20112	7,000	7,009
		169,779

Consumer discretionary — 1.60%
Time Warner Cable Inc. 6.20% 2013	12,000	12,915
Time Warner Cable Inc. 7.50% 2014	5,430	6,083
Time Warner Cable Inc. 8.25% 2014	1,000	1,129
Time Warner Cable Inc. 4.00% 2021	5,000	4,891
Volkswagen International Finance NV 1.625% 20132	5,000	5,008
Volkswagen International Finance NV 0.984% 20142,3	15,000	15,046
Time Warner Inc. 4.75% 2021	8,750	9,245
Time Warner Cable Inc. 4.00% 2022	10,000	9,898
Comcast Corp. 5.30% 2014	2,000	2,161
Comcast Corp. 5.85% 2015	3,000	3,401
Comcast Corp. 6.30% 2017	9,000	10,584
NBCUniversal Media, LLC 2.10% 2014	7,500	7,631
NBCUniversal Media, LLC 2.875% 2016	7,000	7,124
News America Inc. 6.90% 2019	8,500	9,853
Home Depot, Inc. 4.40% 2021	7,500	8,185
Daimler Finance NA LLC 1.95% 20142	7,500	7,427
Walt Disney Co. 0.875% 2014	7,000	6,991
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,224
Target Corp. 6.00% 2018	4,055	4,904
Nordstrom, Inc. 6.75% 2014	4,180	4,706
Thomson Reuters Corp. 5.95% 2013	4,130	4,426
Staples, Inc. 9.75% 2014	1,000	1,143
		147,975

Information technology — 0.79%
Cisco Systems, Inc. 0.593% 20143	24,300	24,320
Cisco Systems, Inc. 2.90% 2014	5,500	5,813
International Business Machines Corp. 1.95% 2016	9,650	9,826
International Business Machines Corp. 2.00% 2016	7,000	7,140
International Business Machines Corp. 5.70% 2017	5,000	5,992
National Semiconductor Corp. 6.15% 2012	6,500	6,688
National Semiconductor Corp. 6.60% 2017	2,500	3,042
Google Inc. 1.25% 2014	5,000	5,077
Hewlett-Packard Co. 0.923% 20143	5,000	4,868
		72,766

Materials — 0.72%
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,073
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,195
ArcelorMittal 3.75% 2015	13,000	12,335
ArcelorMittal 5.50% 2021	3,000	2,649
Teck Resources Ltd. 4.75% 2022	6,500	6,713
Teck Resources Ltd. 6.25% 2041	3,000	3,272
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,458
Newcrest Finance Pty Ltd. 4.45% 20212	5,790	5,674
Xstrata Canada Financial Corp. 4.95% 20212	5,155	5,034
Anglo American Capital PLC 2.15% 20132	4,525	4,523
Dow Chemical Co. 4.125% 2021	2,500	2,480
		66,406

Total corporate bonds & notes		2,316,461

MORTGAGE-BACKED OBLIGATIONS — 20.44%
Federal agency mortgage-backed obligations4 — 18.07%
Fannie Mae 7.00% 2015	367	394
Fannie Mae 7.00% 2016	285	307
Fannie Mae 11.50% 2019	74	79
Fannie Mae 4.50% 2023	15,100	16,075
Fannie Mae 4.00% 2024	13,148	13,800
Fannie Mae 4.00% 2024	5,060	5,316
Fannie Mae 4.00% 2024	4,691	4,928
Fannie Mae 4.50% 2024	24,647	26,185
Fannie Mae 6.00% 2024	1,681	1,856
Fannie Mae 3.50% 2025	28,380	29,525
Fannie Mae 3.50% 2025	24,061	25,032
Fannie Mae 3.50% 2025	16,926	17,609
Fannie Mae 3.50% 2025	16,248	16,904
Fannie Mae 3.50% 2025	12,925	13,447
Fannie Mae 3.50% 2025	11,688	12,159
Fannie Mae 3.50% 2025	11,638	12,108
Fannie Mae 3.50% 2025	10,816	11,252
Fannie Mae 3.50% 2025	8,991	9,354
Fannie Mae 3.50% 2025	7,121	7,409
Fannie Mae 3.50% 2025	4,545	4,728
Fannie Mae 3.50% 2025	2,354	2,449
Fannie Mae 3.00% 2026	181,548	185,888
Fannie Mae 3.50% 2026	45,004	46,820
Fannie Mae 3.50% 2026	37,923	39,454
Fannie Mae 3.50% 2026	13,888	14,448
Fannie Mae 3.50% 2026	8,392	8,725
Fannie Mae 3.50% 2026	3,928	4,086
Fannie Mae 3.50% 2026	3,918	4,076
Fannie Mae 3.50% 2026	2,317	2,409
Fannie Mae 3.50% 2026	1,509	1,570
Fannie Mae 3.50% 2026	480	499
Fannie Mae 3.50% 2026	407	423
Fannie Mae 3.50% 2026	398	414
Fannie Mae 3.50% 2026	87	90
Fannie Mae 6.00% 2026	1,183	1,305
Fannie Mae 9.065% 20263	354	405
Fannie Mae 3.00% 2027	78,000	79,645
Fannie Mae 6.00% 2028	3,357	3,691
Fannie Mae 6.00% 2028	1,268	1,392
Fannie Mae 6.00% 2028	1,122	1,234
Fannie Mae 6.50% 2034	3,496	3,893
Fannie Mae 5.50% 2036	3,189	3,471
Fannie Mae 5.488% 20373	2,048	2,183
Fannie Mae 5.50% 2037	17,728	19,271
Fannie Mae 6.00% 2037	8,995	9,932
Fannie Mae 6.00% 2037	8,648	9,481
Fannie Mae 7.00% 2037	1,013	1,113
Fannie Mae 7.50% 2037	220	246
Fannie Mae 5.456% 20383	1,030	1,100
Fannie Mae 5.488% 20383	2,120	2,260
Fannie Mae 5.50% 2038	13,767	15,010
Fannie Mae 5.50% 2038	4,097	4,453
Fannie Mae 6.00% 2038	54,500	60,019
Fannie Mae 6.00% 2038	50,437	55,363
Fannie Mae 6.00% 2038	46,294	50,753
Fannie Mae 6.00% 2038	26,968	29,557
Fannie Mae 6.00% 2038	11,376	12,487
Fannie Mae 3.675% 20393	809	845
Fannie Mae 3.823% 20393	1,514	1,582
Fannie Mae 3.879% 20393	463	485
Fannie Mae 3.949% 20393	6,463	6,793
Fannie Mae 6.00% 2039	1,908	2,093
Fannie Mae 6.50% 2039	2,069	2,288
Fannie Mae 4.00% 2040	24,057	25,188
Fannie Mae 4.00% 2040	23,694	24,701
Fannie Mae 4.00% 2040	23,265	24,254
Fannie Mae 4.50% 2040	431	461
Fannie Mae 4.50% 2040	415	444
Fannie Mae 4.50% 2040	330	353
Fannie Mae 4.50% 2040	122	130
Fannie Mae 4.50% 2040	121	129
Fannie Mae 4.50% 2040	39	42
Fannie Mae 4.50% 2040	29	32
Fannie Mae 5.00% 2040	19,581	21,074
Fannie Mae 5.00% 2040	10,100	10,870
Fannie Mae 5.00% 2040	9,330	10,042
Fannie Mae 5.50% 2040	5,946	6,461
Fannie Mae 5.50% 2040	5,402	5,870
Fannie Mae 3.173% 20413	9,960	10,339
Fannie Mae 4.50% 2041	18,823	19,920
Fannie Mae 4.50% 2041	15,614	16,700
Fannie Mae 4.50% 2041	13,466	14,251
Fannie Mae 4.50% 2041	12,724	13,609
Fannie Mae 4.50% 2041	4,765	5,042
Fannie Mae 4.50% 2041	4,629	4,899
Fannie Mae 4.50% 2041	568	601
Fannie Mae 4.50% 2041	464	496
Fannie Mae 4.50% 2041	341	365
Fannie Mae 4.50% 2041	89	95
Fannie Mae 4.50% 2041	59	63
Fannie Mae 4.50% 2041	58	62
Fannie Mae 5.00% 2041	63,463	68,213
Fannie Mae 5.00% 2041	29,709	32,340
Fannie Mae 5.00% 2041	17,029	18,538
Fannie Mae 5.00% 2041	10,225	11,152
Fannie Mae 5.00% 2041	9,961	10,843
Fannie Mae 5.00% 2041	9,705	10,583
Fannie Mae 5.00% 2041	8,908	9,697
Fannie Mae 5.00% 2041	8,207	8,952
Fannie Mae 5.00% 2041	8,160	8,883
Fannie Mae 5.00% 2041	7,403	8,059
Fannie Mae 5.00% 2041	5,212	5,673
Fannie Mae 5.00% 2041	4,691	5,121
Fannie Mae 5.00% 2041	4,443	4,850
Fannie Mae 5.50% 2041	15,150	16,445
Fannie Mae 7.00% 2047	363	399
Fannie Mae 7.00% 2047	73	80
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,239
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,088
Fannie Mae, Series 2001-4, Class GA, 9.809% 20253	328	386
Fannie Mae, Series 2001-4, Class NA, 11.53% 20253	508	561
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	853	1,015
Fannie Mae, Series 2001-20, Class D, 11.028% 20313	61	69
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	4,074	4,296
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	3,279	2,952
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	14,645	16,296
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	4,606	5,197
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	7,897	7,180
Fannie Mae, Series 2007-114, Class A7, 0.457% 20373	12,500	12,099
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,378	7,026
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	202	227
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	163	183
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	819	974
Freddie Mac 5.00% 2023	5,155	5,513
Freddie Mac 5.00% 2023	1,770	1,893
Freddie Mac 5.00% 2024	1,190	1,275
Freddie Mac 6.00% 2026	379	415
Freddie Mac 6.00% 2026	144	158
Freddie Mac 6.50% 2027	2,525	2,806
Freddie Mac 5.676% 20373	2,268	2,417
Freddie Mac 6.00% 2037	2,011	2,216
Freddie Mac 6.00% 2037	718	791
Freddie Mac 5.00% 2038	3	3
Freddie Mac 5.417% 20383	2,107	2,239
Freddie Mac 5.50% 2038	3,412	3,688
Freddie Mac 5.538% 20383	7,088	7,555
Freddie Mac 6.50% 2038	5,611	6,189
Freddie Mac 3.555% 20393	3,253	3,415
Freddie Mac 5.00% 2041	33,068	35,800
Freddie Mac 5.00% 2041	26,411	28,591
Freddie Mac 5.00% 2041	9,963	10,785
Freddie Mac 5.00% 2041	6,899	7,482
Freddie Mac 5.00% 2041	6,423	6,967
Freddie Mac 5.00% 2041	4,724	5,124
Freddie Mac 5.00% 2041	4,622	5,014
Freddie Mac 5.00% 2041	3,498	3,795
Freddie Mac 5.00% 2041	1,224	1,325
Freddie Mac, Series 1567, Class A, 0.65% 20233	46	47
Freddie Mac, Series 2626, Class NG, 3.50% 2023	568	583
Freddie Mac, Series T-041, Class 3-A, 7.018% 20323	434	491
Freddie Mac, Series 3061, Class PN, 5.50% 2035	9,216	10,332
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	6,790	6,197
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,358	3,026
Freddie Mac, Series 3156, Class NG, 6.00% 2036	4,669	5,289
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	1,432	1,330
Freddie Mac, Series 3271, Class OA, 6.00% 2037	5,407	6,146
Government National Mortgage Assn. 4.50% 2040	46,481	50,690
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20192	3,589	3,617
		1,672,481

Commercial mortgage-backed securities4 — 1.77%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	12,697
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.073% 20383	25,165	27,661
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,124
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	3,203	3,208
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20373	2,990	3,036
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,239	2,252
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	1,977	1,980
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	1,068
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	9,450	9,824
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.931% 20493	7,050	7,633
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	456	472
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	894	897
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.444% 20443	13,981	15,352
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	6,250	6,500
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	1,000	1,079
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	1,000	1,075
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	7,500	8,048
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,031
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 20363	2,000	1,717
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20382	2,000	1,817
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	8,260	8,540
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,506
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.072% 20453	6,500	6,680
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462	9,107	9,496
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.527% 20393	2,000	2,051
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,979
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.493% 20453	2,000	2,049
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	544	543
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	6,000	6,302
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.837% 20312,3	15,517	227
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	3,154	3,288
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	3,214
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20423	1,232	1,253
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.899% 20423	1,000	997
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	886	885
		163,481

Other mortgage-backed securities4 — 0.57%
Bank of America 5.50% 20122	13,750	14,079
Compagnie de Financement Foncier 2.125% 20132	11,000	10,962
Bank of Montreal 2.85% 20152	7,500	7,778
Nationwide Building Society, Series 2007-2, 5.50% 20122	6,750	6,930
Northern Rock PLC 5.625% 20172	5,000	5,339
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20172	5,000	5,037
HBOS Treasury Services PLC 5.25% 20172	1,070	1,143
Royal Bank of Canada 3.125% 20152	1,000	1,046
Bank of Nova Scotia 1.45% 20132	1,000	1,006
		53,320

Collateralized mortgage-backed obligations (privately originated)4 — 0.03%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	290	313
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	269	283
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	438	457
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,133	1,262
Paine Webber CMO, Series O, Class 5, 9.50% 2019	89	98
		2,413

Total mortgage-backed obligations		1,891,695

FEDERAL AGENCY BONDS & NOTES — 6.48%
Freddie Mac 1.75% 2012	25,000	25,221
Freddie Mac 2.125% 2012	25,000	25,362
Freddie Mac 0.375% 2013	55,000	54,978
Freddie Mac 0.75% 2014	20,000	20,048
Freddie Mac 2.50% 2014	14,300	14,941
Freddie Mac 5.00% 2014	10,000	11,133
Freddie Mac 5.50% 2016	2,920	3,477
Fannie Mae 2.00% 2012	20,000	20,042
Fannie Mae 2.50% 2014	5,250	5,488
Fannie Mae 2.625% 2014	9,000	9,507
Fannie Mae 2.75% 2014	20,000	21,000
Fannie Mae 3.00% 2014	8,250	8,790
Fannie Mae 1.625% 2015	30,000	30,730
Fannie Mae 2.375% 2015	25,000	26,288
Fannie Mae 1.25% 2016	10,000	9,960
Fannie Mae 5.375% 2016	2,080	2,467
Federal Home Loan Bank 1.125% 2012	20,000	20,097
Federal Home Loan Bank 1.75% 2012	25,000	25,292
Federal Home Loan Bank 4.625% 2012	20,000	20,761
Federal Home Loan Bank 5.375% 2016	1,420	1,694
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,254
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.457% 20123	25,000	25,060
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,150
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,096
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,000
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.608% 20123	15,000	15,072
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,162
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,000
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.724% 20123	15,000	15,014
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,089
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.547% 20123	20,000	20,022
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	15,750
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,254
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,199
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,125
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,113
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,814
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,612
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,366
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,254
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,230
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,016
US AgBank, junior subordinated 6.11% (undated)2,3	4,000	2,570
Federal Agricultural Mortgage Corp. 5.125% 20172	1,070	1,236
CoBank ACB 0.947% 20222,3	935	843
		599,577

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.74%
Europe Government Agency-Guaranteed, Dexia Credit Local 0.644% 20122,3	15,000	14,936
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20132	12,000	11,673
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20142	10,000	8,914
France Government Agency-Guaranteed, Société Finance 2.25% 20122	19,285	19,375
France Government Agency-Guaranteed, Société Finance 2.875% 20142	5,440	5,518
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,900	6,062
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.63% 20122,3	20,000	20,024
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	10,000	10,089
Province of Ontario, Series 1, 1.875% 2012	25,500	25,829
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	5,875	5,988
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20142	1,045	1,068
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	14,000	14,693
Corporación Andina de Fomento 6.875% 2012	20,000	20,289
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	18,000	18,118
Denmark Government Agency-Guaranteed, Danske Bank 0.856% 20122,3	7,500	7,507
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20122	10,000	10,105
Polish Government 5.25% 2014	5,000	5,200
Polish Government 5.00% 2015	8,000	8,350
Polish Government 6.375% 2019	2,825	3,065
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20142	15,000	15,318
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	11,250	11,341
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	730	763
Swedish Government 1.00% 20142	10,600	10,704
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	10,000	10,259
Finland (Republic of) 1.25% 20152	10,000	10,100
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	9,680	9,788
European Investment Bank 3.125% 2014	9,250	9,633
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	9,000	9,438
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,419
Hungarian Government 6.25% 2020	8,000	7,340
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,387
Asian Development Bank 2.75% 2014	5,100	5,374
Chilean Government 3.875% 2020	5,000	5,330
Croatian Government 6.75% 20192	3,500	3,168
Croatian Government 6.75% 2019	2,000	1,810
United Mexican States Government Global 5.875% 2014	3,500	3,802
		345,777

ASSET-BACKED OBLIGATIONS4 — 0.58%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,252
Chase Issuance Trust, Series 2006-8, Class A, 0.309% 20163	10,000	9,985
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	11,305	11,635
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	5,110	5,215
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	4,575	4,698
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,529
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,876	2,888
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,388
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	2,037	2,201
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	469	474
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	915	951
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,318	1,328
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	785	850
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	681	685
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	330	330
		53,409

MUNICIPALS — 0.55%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	16,319
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,612
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,166
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,171
Board of Regents of the University of Texas System, Revenue Refunding Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,737
		51,005

Total bonds & notes (cost: $8,617,473,000)		8,885,577

	Principal amount	Value
Short-term securities — 7.42%	(000)	(000)

Fannie Mae 0.07%–0.16% due 12/1/2011–5/1/2012	$151,300	$151,285
Freddie Mac 0.07%–0.18% due 12/12/2011–10/17/2012	118,652	118,611
Federal Home Loan Bank 0.04%–0.19% due 12/16/2011–10/16/2012	100,830	100,792
Coca-Cola Co. 0.09%–0.14% due 12/1/2011–2/21/20122	74,700	74,691
Wal-Mart Stores, Inc. 0.04%–0.07% due 12/6–12/12/20112	62,600	62,599
Chariot Funding, LLC 0.14%–0.23% due 12/12/2011–2/2/20122	61,400	61,390
NetJets Inc. 0.05% due 12/9/20112	47,000	46,999
Procter & Gamble International Funding S.C.A. 0.06% due 1/5/20122	20,000	19,999
Becton, Dickinson and Co. 0.10% due 1/4/2012	18,000	17,995
Private Export Funding Corp. 0.18% due 2/29/20122	16,400	16,383
General Electric Co. 0.08% due 12/15/2011	16,000	16,000

Total short-term securities (cost: $686,681,000)		686,744

Total investment securities (cost: $9,304,154,000)		9,572,321
Other assets less liabilities		(319,250)

Net assets		$9,253,071

1Index-linked bond whose principal amount moves with a government price index.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,084,604,000, which represented 11.72% of the net assets of the fund.
3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the next page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$296,392
Gross unrealized depreciation on investment securities	(30,924)
Net unrealized appreciation on investment securities	265,468
Cost of investment securities for federal income tax purposes	9,306,853

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0112O-S29404

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 27, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 27, 2012